UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments July 31, 2005 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (91.4%)

	Australia ‡ (3.8%)
	Aluminum
63,489	Alumina Ltd.	$277,643

	Beverages: Alcoholic
53,861	Foster’s Group Ltd.	221,825
18,793	Southcorp Ltd.	60,296
		282,121
	Beverages: Non-Alcoholic
13,544	Coca-Cola Amatil Ltd.	79,892

	Biotechnology
2,542	CSL Ltd.	66,678

	Building Products
52,983	CSR Ltd.	104,559

	Casino/Gaming
10,705	TABCORP Holdings Ltd.	128,934

	Chemicals: Major Diversified
15,675	Orica Ltd.	225,432

	Construction Materials
32,661	Boral Ltd.	165,303
26,116	James Hardie Industries NV	173,167
52,107	Rinker Group Ltd.	590,737
		929,207
	Containers/Packaging
49,299	Amcor Ltd.	261,413

	Engineering & Construction
6,362	Leighton Holdings Ltd.	60,489

	Financial Conglomerates
35,087	AMP Ltd.	178,955
5,514	Macquarie Bank Ltd.	261,277
14,549	Suncorp-Metway Ltd.	224,641
		664,873
	Food Retail
28,340	Coles Myer Ltd.	201,379
26,481	Woolworths Ltd.	327,453
		528,832
	Gas Distributors
12,269	Australian Gas Light Co. Ltd.	132,560
139,194	Origin Energy Ltd.	768,169
		900,729
	Hospital/Nursing Management
23,756	Mayne Group Ltd.	87,871

	Industrial Conglomerates
4,915	Ansell Ltd.	37,919
9,914	Wesfarmers Ltd.	297,890
		335,809
	Investment Trusts/Mutual Funds
59,709	Macquarie Infrastructure Group (Stapled Securities) **	179,522

	Major Banks
38,149	Australia and New Zealand Banking Group Ltd.	617,155
31,523	Commonwealth Bank of Australia	928,240
42,208	National Australia Bank Ltd.	996,293
44,581	Westpac Banking Corp.	664,304
		3,205,992
	Major Telecommunications
56,951	Telstra Corp., Ltd.	218,700

	Medical/Nursing Services
3,619	Sonic Healthcare Ltd.	34,975

	Miscellaneous Commercial Services
26,119	Brambles Industries Ltd.	163,535

	Multi-Line Insurance
44,840	Insurance Australia Group Ltd.	206,389

	Oil & Gas Production
104,256	Santos Ltd.	847,238
83,179	Woodside Petroleum Ltd.	1,891,715
		2,738,953
	Other Metals/Minerals
196,302	BHP Billiton Ltd.	2,903,427
17,027	Rio Tinto Ltd.	628,849
63,840	WMC Resources Ltd.	377,283
		3,909,559
	Other Transportation
24,582	Patrick Corp., Ltd.	107,672
14,956	Transurban Group	80,741
		188,413
	Precious Metals
18,184	Newcrest Mining Ltd.	224,345

	Property - Casualty Insurers
17,962	QBE Insurance Group Ltd.	229,154

	Publishing: Newspapers
26,471	John Fairfax Holdings Ltd.	87,848

	Pulp & Paper
25,238	PaperlinX Ltd.	67,186

	Real Estate Development
10,940	Lend Lease Corp., Ltd.	108,262

	Real Estate Investment Trusts
1,272	Stockland (Stapled Securities) **	5,515

	Steel
40,111	BlueScope Steel Ltd.	284,745
31,092	OneSteel Ltd.	63,830
		348,575

	Total Australia	16,851,405

	Austria ‡ (0.9%)
	Building Products
3,760	Wienerberger AG	174,370

	Construction Materials
1,538	RHI AG *	46,081

	Electric Utilities
688	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (A Shares)	204,982

	Major Banks
5,752	Bank Austria Creditanstalt	609,749
18,408	Erste Bank der Oesterreichischen Sparkassen AG	937,310
		1,547,059
	Major Telecommunications
19,214	Telekom Austria AG	387,126

	Oil Refining/Marketing
17,611	OMV AG	819,894

	Other Transportation
1,083	Flughafen Wien AG	69,663

	Real Estate Development
32,634	Immofinanz Immobilien Anlagen AG *	299,929

	Steel
684	Boehler-Uddeholm AG	103,528
1,460	Voestalpine AG	107,967
		211,495

	Total Austria	3,760,599

	Belgium ‡ (1.1%)
	Chemicals: Specialty
3,487	Solvay S.A. (A Shares)	376,247

	Electric Utilities
954	Electrabel S.A.	433,865

	Electronic Equipment/Instruments
3,156	Agfa Gevaert NV	87,428

	Financial Conglomerates
67,652	Fortis	1,974,911

	Major Banks
41,052	Dexia	925,820
5,663	KBC GROEP NV	450,549
		1,376,369
	Major Telecommunications
2,051	Belgacom S.A. *	72,508

	Metal Fabrications
283	Bekaert NV	22,252
1,097	Cumerio	18,256
		40,508
	Other Metals/Minerals
1,097	Umicore	96,754

	Pharmaceuticals: Other
4,723	UCB S.A.	254,501

	Total Belgium	4,713,091

	Bermuda ‡ (0.1%)
	Apparel/Footwear
54,000	Yue Yuen Industrial (Holdings) Ltd.	170,045

	Construction Materials
56,000	Cheung Kong Infrastructure Holdings Ltd.	174,496

	Total Bermuda	344,541

	Brazil (0.0%)
	Beverages: Alcoholic
112,339	Companhia de Bebidas das Americas	28,038

	Steel
2,604	Companhia Siderurgica Nacional S.A.	48,798

	Tobacco
3,000	Souza Cruz S.A.	35,168

	Total Brazil	112,004

	Cayman Islands ‡ (0.1%)
	Industrial Specialties
51,000	Kingboard Chemical Holdings Ltd.	144,896

	Major Telecommunications
148,000	Hutchison Telecommunications International Ltd. *	169,239

	Total Cayman Islands	314,135

	Denmark ‡ (0.7%)
	Biotechnology
3,450	Novozymes A/S (B Shares)	175,853

	Electrical Products
7,600	Vestas Wind Systems A/S *	139,036

	Major Banks
36,544	Danske Bank A/S	1,138,367

	Major Telecommunications
1,900	TDC A/S	85,252

	Marine Shipping
55	A P Moller - Maersk A/S	534,934

	Pharmaceuticals: Major
11,850	Novo Nordisk A/S (Series B)	613,070

	Telecommunication Equipment
15,500	GN Store Nord A/S	172,188

	Trucking
1,000	DSV A/S	94,286

	Total Denmark	2,952,986

	Finland ‡ (1.4%)
	Building Products
1,348	Uponor Oyj	26,618

	Engineering & Construction
1,749	Kone Oyj (B Shares) *	118,962

	Food Retail
13,310	Kesko Oyj (B Shares)	362,298

	Industrial Machinery
9,688	Metso Oyj	233,252

	Information Technology Services
6,820	TietoEnator Oyj	221,549

	Marine Shipping
1,749	Cargotec Corp (B Shares) *	51,827

	Multi-Line Insurance
15,210	Sampo Oyj (A Shares)	232,732

	Oil Refining/Marketing
14,253	Fortum Oyj	260,358

	Other Metals/Minerals
8,878	Outokumpu Oyj	122,166

	Pulp & Paper
32,857	Stora Enso Oyj (Registered Shares)	434,452
24,871	UPM-Kymmene Oyj	482,429
		916,881
	Specialty Stores
4,513	Neste Oil Oyj *	125,374

	Telecommunication Equipment
218,080	Nokia Oyj	3,478,269

	Trucks/Construction/Farm Machinery
2,118	Wartsila Oyj (B Shares)	65,171

	Total Finland	6,215,457

	France ‡ (7.6%)
	Advertising/Marketing Services
3,041	Publicis Groupe	103,187

	Aerospace & Defense
4,996	Thales S.A.	202,445
464	Zodiac S.A.	26,401
		228,846
	Apparel/Footwear
322	Hermes International	66,673
7,574	LVMH Moet Hennessy Louis Vuitton SA	627,874
		694,547
	Auto Parts: O.E.M.
3,643	Valeo S.A.	153,996

	Automotive Aftermarket
3,287	Compagnie Generale des Etablissements Michelin (B Shares)	202,173

	Broadcasting
3,747	Societe Television Francaise 1	104,345

	Building Products
12,512	Compagnie de Saint-Gobain	749,248

	Chemicals: Specialty
6,755	L’Air Liquide S.A.	1,197,718

	Construction Materials
2,983	Imerys S.A.	219,174
9,196	Lafarge S.A.	868,280
		1,087,454
	Data Processing Services
757	Atos Origin S.A. *	53,969

	Department Stores
1,949	PPR S.A.	196,245

	Electric Utilities
27,639	Suez S.A.	757,194

	Electrical Products
183,882	Alstom *	187,276
8,687	Schneider Electric S.A.	681,794
		869,070
	Electronics/Appliances
7,551	Thomson	170,708

	Engineering & Construction
12,692	Bouygues S.A.	554,308
5,727	Vinci S.A.	463,824
		1,018,132
	Food Distributors
6,156	Sodexho Alliance S.A.	219,288

	Food Retail
17,856	Carrefour S.A.	840,642
2,353	Casino Guichard Perrachon	164,365
		1,005,007
	Food: Major Diversified
7,724	Groupe Danone	761,807

	Hotels/Resorts/Cruiselines
11,955	Accor S.A. Ltd.	607,387

	Information Technology Services
5,810	CapGemini S.A. *	194,458

	Integrated Oil
22,549	Total S.A.	5,636,579

	Internet Software/Services
2,289	Business Objects S.A. *	75,623

	Life/Health Insurance
3,819	CNP Assurances	256,706

	Major Banks
46,214	BNP Paribas S.A.	3,332,917
18,137	Societe Generale	1,978,748
		5,311,665
	Major Telecommunications
42,058	France Telecom S.A.	1,295,102

	Media Conglomerates
27,300	Vivendi Universal S.A.	865,992

	Medical Specialties
1,666	Essilor International S.A.	120,832

	Motor Vehicles
3,743	PSA Peugeot Citroen	240,262
3,853	Renault S.A.	352,257
		592,519
	Multi-Line Insurance
76,719	Axa	2,089,192

	Office Equipment/Supplies
1,650	Neopost S.A.	153,441

	Oilfield Services/Equipment
1,080	Technip S.A.	57,862

	Other Consumer Specialties
3,467	Societe BIC S.A.	195,131

	Other Transportation
3,764	Autoroutes du Sud de la France	214,157

	Packaged Software
2,132	Dassault Systemes S.A.	108,941

	Pharmaceuticals: Major
39,732	Sanofi-Aventis	3,431,354

	Publishing: Books/Magazines
4,369	Lagardere S.C.A.	314,697

	Real Estate Development
2,217	Gecina S.A.	250,532
1,869	Klepierre	179,510
3,023	Unibail	417,334
		847,376
	Regional Banks
19,161	Credit Agricole S.A.	523,992

	Telecommunication Equipment
58,772	Alcatel S.A. *	713,950
2,685	Safran S.A.	59,466
		773,416
	Water Utilities
5,984	Veolia Environnement	231,613

	Total France	33,470,969

	Germany ‡ (5.8%)
	Air Freight/Couriers
24,860	Deutsche Post AG (Registered Shares)	615,847

	Airlines
9,924	Deutsche Lufthansa AG (Registered Shares)	124,017

	Apparel/Footwear
1,513	Adidas-Salomon AG	273,443
502	Puma AG	125,803
		399,246
	Auto Parts: O.E.M.
2,689	Continental AG	208,222

	Chemicals: Major Diversified
28,266	BASF AG	2,003,132
35,117	Bayer AG	1,252,781
3,081	Lanxess *	88,756
		3,344,669
	Chemicals: Specialty
5,258	Linde AG	369,279

	Construction Materials
3,205	HeidelbergCement AG	231,477

	Department Stores
593	KarstadtQuelle AG *	8,111
5,916	Metro AG	296,758
		304,869
	Electric Utilities
22,387	E.ON AG	2,072,656
13,331	RWE AG	890,274
		2,962,930
	Electronic Components
2,245	Epcos AG *	33,132

	Electronic Equipment/Instruments
850	Wincor Nixdorf AG	77,299

	Financial Conglomerates
8,394	Hypo Real Estate Holding AG	340,900

	Household/Personal Care
1,721	Beiersdorf AG	196,148

	Industrial Conglomerates
4,653	MAN AG	216,287
32,788	Siemens AG (Registered Shares)	2,526,178
16,120	ThyssenKrupp AG	301,875
		3,044,340
	Investment Banks/Brokers
9,677	Deutsche Boerse AG	848,351

	Major Banks
36,991	Bayerische Hypo - und Vereinsbank AG *	973,216
44,366	Commerzbank AG	988,380
30,657	Deutsche Bank AG (Registered Shares)	2,650,677
		4,612,273
	Major Telecommunications
94,181	Deutsche Telekom AG (Registered Shares)	1,867,257

	Medical Distributors
1,657	Celesio AG	133,099

	Medical/Nursing Services
2,949	Fresenius Medical Care AG	257,431

	Motor Vehicles
18,445	DaimlerChrysler AG (Registered Shares)	895,465
4,810	Volkswagen AG	260,460
		1,155,925
	Multi-Line Insurance
13,116	Allianz AG (Registered Shares)	1,661,300
2,189	Muenchener Rueckver AG (Registered Shares)	254,864
		1,916,164
	Other Consumer Services
8,432	TUI AG	220,484

	Packaged Software
8,217	SAP AG	1,412,736

	Pharmaceuticals: Major
2,402	Merck KGaA	213,860
7,989	Schering AG	501,707
		715,567
	Pharmaceuticals: Other
4,101	Altana AG	214,954

	Semiconductors
13,778	Infineon Technologies AG *	135,637

	Specialty Stores
871	Douglas Holding AG	33,411

	Total Germany	25,775,664

	Greece ‡ (0.3%)
	Casino/Gaming
9,500	Greek Organization of Football Prognostics S.A.	308,723

	Construction Materials
3,200	Titan Cement Co.	108,372

	Major Banks
14,881	National Bank of Greece S.A.	544,069

	Regional Banks
11,808	Alpha Bank A.E.	327,259
6,896	EFG Eurobank Ergasias	220,251
		547,510

	Total Greece	1,508,674

	Hong Kong ‡ (3.9%)
	Airlines
113,000	Cathay Pacific Airways Ltd.	209,438

	Apparel/Footwear Retail
108,500	Esprit Holdings Ltd.	805,690

	Broadcasting
31,000	Television Broadcasts Ltd.	186,583

	Electric Utilities
184,300	CLP Holdings Ltd.	1,063,538
157,500	Hongkong Electric Holdings Ltd.	747,396
		1,810,934
	Electronic Production Equipment
3,000	ASM Pacific Technology Ltd.	13,971

	Engineering & Construction
69,000	Hopewell Holdings Ltd.	178,288
253,447	New World Development Co., Ltd.	337,200
		515,488
	Financial Conglomerates
141,000	Wharf (Holdings) Ltd. (The)	528,658

	Gas Distributors
442,483	Hongkong & China Gas Co., Ltd.	920,803

	Hotels/Resorts/Cruiselines
112,642	Shangri-La Asia Ltd.	198,220

	Industrial Conglomerates
237,900	Hutchison Whampoa Ltd.	2,314,934
97,000	Swire Pacific Ltd. (Class A)	924,670
		3,239,604
	Investment Banks/Brokers
117,000	Hong Kong Exchanges & Clearing Ltd.	363,015

	Major Banks
179,095	Bank of East Asia, Ltd. (The)	543,365
413,500	BOC Hong Kong (Holdings) Ltd.	832,808
77,100	Hang Seng Bank Ltd.	1,065,332
		2,441,505
	Major Telecommunications
409,611	PCCW Ltd. *	275,441

	Miscellaneous Manufacturing
175,500	Johnson Electric Holdings Ltd.	167,417

	Publishing: Newspapers
24,000	SCMP Group Ltd.	10,568

	Railroads
153,430	MTR Corp. Ltd.	317,100

	Real Estate Development
177,000	Cheung Kong (Holdings) Ltd.	1,900,845
215,000	Hang Lung Properties Ltd.	339,841
77,000	Henderson Land Development Co., Ltd.	388,403
71,206	Hysan Development Co., Ltd.	166,955
33,249	Kerry Properties Ltd.	85,685
142,949	Sino Land Co., Ltd.	168,373
142,000	Sun Hung Kai Properties Ltd.	1,461,445
		4,511,547
	Tools/Hardware
99,000	Techtronic Industries Co., Ltd.	245,422

	Wholesale Distributors
180,000	Li & Fung Ltd.	379,073

	Total Hong Kong	17,140,477

	Ireland ‡ (0.7%)
	Construction Materials
29,692	CRH PLC.	839,979

	Financial Conglomerates
2,000	Irish Life & Permanent PLC	36,127

	Industrial Conglomerates
1,450	DCC PLC.	32,033

	Major Banks
48,178	Allied Irish Banks PLC	1,042,057
56,372	Bank of Ireland	937,727
		1,979,784
	Pharmaceuticals: Other
16,100	Elan Corporation PLC *	117,673

	Publishing: Newspapers
11,500	Independent News & Media PLC	35,415

	Wholesale Distributors
11,350	Grafton Group PLC (Units) *†	128,749

	Total Ireland	3,169,760

	Italy ‡ (2.2%)
	Aerospace & Defense
13,853	Finmeccanica SpA	252,441

	Apparel/Footwear
1,582	Benetton Group SpA	15,711

	Broadcasting
13,838	Mediaset SpA	168,478

	Commercial Printing/Forms
74,587	Seat Pagine Gialle SpA *	32,885

	Construction Materials
1,767	Italcementi SpA	28,565

	Consumer Sundries
5,609	Luxottica Group SpA	129,048

	Electric Utilities
51,759	Enel SpA	442,892

	Financial Conglomerates
2,989	Banca Fideuram SpA	15,201
118,779	Pirelli & C. SpA	125,317
		140,518
	Integrated Oil
104,657	ENI SpA	2,968,026

	Investment Banks/Brokers
4,683	Mediobanca SpA	89,293

	Life/Health Insurance
5,636	Alleanza Assicurazioni SpA	64,754
8,121	Assicurazioni Generali SpA	265,263
2,246	Mediolanum SpA	14,740
		344,757
	Major Banks
127,353	Banca Intesa SpA	617,932
7,450	Banca Intesa SpA - RNC	34,118
5,524	Banca Monte dei Paschi di Siena SpA	20,921
11,535	Banca Nazionale del Lavoro SpA *	37,276
61,170	SanPaolo IMI SpA	884,282
158,005	UniCredito Italiano SpA	835,259
		2,429,788
	Major Telecommunications
363,873	Telecom Italia SpA	1,187,533
223,462	Telecom Italia SpA - RNC	600,643
		1,788,176
	Motor Vehicles
12,845	Fiat SpA *	108,436

	Multi-Line Insurance
2,833	Riunione Adriatica di Sicurta SpA	56,584

	Oil & Gas Pipelines
8,894	Snam Rete Gas SpA	48,808

	Other Transportation
15,329	Autostrade SpA	385,812

	Regional Banks
2,130	Banca Popolare di Milano Scarl	20,985
12,764	Banco Popolare di Verona e Novara Scrl	228,136
		249,121
	Restaurants
7,738	Autogrill SpA	109,347

	Specialty Telecommunications
3,531	Tiscali SpA *	10,786

	Total Italy	9,799,472

	Japan ‡ (23.4%)
	Advertising/Marketing Services
2,450	Asatsu - DK Inc.	68,594

	Agricultural Commodities/Milling
10,000	Nisshin Seifun Group Inc.	105,088

	Air Freight/Couriers
52,500	Nippon Express Co., Ltd.	224,497
18,035	Yamato Transport Co., Ltd.	238,702
		463,199
	Airlines
56,000	Japan Airlines Corp.	149,484

	Apparel/Footwear
10,546	Onward Kashiyama Co., Ltd.	143,013
4,000	Wacoal Corp.	49,432
		192,445
	Apparel/Footwear Retail
5,200	Fast Retailing Co., Ltd.	304,729
1,700	Shimamura Co., Ltd.	136,539
2,100	World Co., Ltd.	86,970
		528,238
	Auto Parts: O.E.M.
38,600	Denso Corporation	931,772
14,059	NGK Spark Plug Co., Ltd.	186,853
2,000	Sanden Corp.	8,731
2,900	Stanley Electric Co., Ltd.	45,564
800	Toyoda Gosei Co., Ltd.	13,806
6,250	Toyota Industries Corp.	177,826
		1,364,552
	Automotive Aftermarket
53,000	Bridgestone Corp.	1,029,452

	Beverages: Alcoholic
25,200	Asahi Breweries, Ltd.	283,189
56,051	Kirin Brewery Co., Ltd.	522,597
14,000	Sapporo Holdings Ltd.	61,651
9,000	Takara Holdings Inc.	56,254
		923,691
	Beverages: Non-Alcoholic
1,100	Coca-Cola West Japan Co., Ltd.	23,666
1,500	ITO EN, Ltd.	73,507
		97,173
	Broadcasting
27	Fuji Television Network, Inc.	52,335
6,700	Tokyo Broadcasting System, Inc.	114,882
		167,217
	Building Products
12,862	JS Group Corp.	208,925
25,000	Nippon Sheet Glass Company, Ltd.	103,140
29,500	Toto Ltd.	226,892
		538,957
	Chemicals: Agricultural
8,500	Nissan Chemical Industries, Ltd.	97,548

	Chemicals: Major Diversified
73,000	Asahi Kasei Corp.	327,723
18,000	Ishihara Sangyo Kaisha, Ltd.	39,270
102,500	Mitsubishi Chemical Corp.	299,373
		666,366
	Chemicals: Specialty
12,000	Daicel Chemical Industries, Ltd.	67,098
42,588	Dainippon Ink & Chemicals, Inc.	129,488
28,546	Denki Kagaku Kogyo Kabushiki Kaisha	103,540
9,408	JSR Corp.	186,230
16,000	Kaneka Corp.	180,649
22,056	Kuraray Co., Ltd.	197,678
34,599	Mitsubishi Rayon Co., Ltd.	138,127
31,500	Mitsui Chemicals, Inc.	190,723
23,197	Shin-Etsu Chemical Co., Ltd.	878,578
16,000	Showa Denko K.K.	40,259
9,000	Sumitomo Bakelite Co., Ltd.	55,530
81,000	Sumitomo Chemical Co., Ltd.	410,915
32,500	Tosoh Corp.	127,881
		2,706,696
	Commercial Printing/Forms
26,000	Dai Nippon Printing Co., Ltd.	406,844
27,000	Toppan Printing Co., Ltd.	262,600
		669,444
	Computer Processing Hardware
106,000	Fujitsu Ltd.	589,154

	Construction Materials
13,000	Taiheiyo Cement Corp.	37,490

	Containers/Packaging
11,817	Toyo Seikan Kaisha, Ltd.	181,566

	Department Stores
18,000	Daimaru, Inc. (The)	163,413
6,000	Hankyu Department Stores, Inc.	40,864
12,214	Isetan Co., Ltd.	169,396
26,107	Marui Co., Ltd.	381,747
26,716	Mitsukoshi, Ltd.	125,413
23,040	Takashimaya Co., Ltd.	222,644
		1,103,477
	Electric Utilities
10,700	Chubu Electric Power Co., Inc.	258,362
32,300	Kansai Electric Power Co., Inc. (The)	680,786
6,200	Kyushu Electric Power Co., Inc.	133,432
17,600	Tohoku Electric Power Co., Inc.	386,479
48,200	Tokyo Electric Power Co., Inc. (The)	1,152,270
		2,611,329
	Electrical Products
14,000	Fujikura Ltd.	69,874
37,500	Furukawa Electric Co., Ltd. (The) *	165,013
1,900	Mabuchi Motor Co., Ltd.	105,437
12,000	Matsushita Electric Works, Ltd.	100,405
23,560	NGK Insulators, Ltd.	236,701
2,704	Nidec Corp.	292,312
35,000	Sumitomo Electric Industries, Ltd.	389,322
1,000	Ushio Inc.	19,559
		1,378,623
	Electronic Components
11,000	Alps Electric Co. Ltd.	164,392
17,500	Citizen Watch Co., Ltd.	154,667
2,000	Hirose Electric Co., Ltd.	207,686
6,200	Hoya Corp.	764,047
13,600	Murata Manufacturing Co., Ltd.	657,550
5,000	Taiyo Yuden Co., Ltd.	56,566
7,352	TDK Corp.	504,968
		2,509,876
	Electronic Equipment/Instruments
47,704	Canon, Inc.	2,345,784
22,600	Casio Computer Co., Ltd.	289,576
1,847	Keyence Corp.	443,029
27,530	Konica Minolta Holdings, Inc.	251,565
9,600	Kyocera Corp.	672,837
119,500	Matsushita Electric Industrial Co., Ltd.	1,939,400
110,552	Mitsubishi Electric Corp.	579,605
96,500	NEC Corp.	490,253
37,000	Oki Electric Industry Co., Ltd.	121,103
12,904	Omron Corp.	274,393
39,432	Ricoh Co., Ltd.	600,354
103,000	Sanyo Electric Co. Ltd. *	253,562

6,200	Seiko Epson Corp.	181,984
169,026	Toshiba Corp.	656,640
14,000	Yokogawa Electric Corp.	172,976
		9,273,061
	Electronic Production Equipment
4,450	Advantest Corp.	354,023
10,700	Tokyo Electron Ltd.	575,255
		929,278
	Electronics/Appliance Stores
6,800	Yamada Denki Co., Ltd.	383,869

	Electronics/Appliances
25,700	Fuji Photo Film Co., Ltd.	800,453
19,000	Nikon Corp.	212,804
10,504	Pioneer Corp.	153,492
49,500	Sharp Corp.	748,359
42,196	Sony Corp.	1,378,045
		3,293,153
	Engineering & Construction
11,546	JGC Corp.	143,456
68,000	Kajima Corp.	246,045
42,571	Obayashi Corp.	237,215
51,000	Shimizu Corporation	243,002
39,000	Taisei Corp.	129,324
		999,042
	Finance/Rental/Leasing
4,300	Acom Co., Ltd.	269,533
1,300	Aeon Credit Service Co., Ltd.	79,527
3,800	Aiful Corp.	273,967
8,200	Credit Saison Co., Ltd.	272,247
4,800	Orix Corp.	709,332
5,300	Promise Co., Ltd.	322,315
3,830	Takefuji Corp.	247,940
		2,174,861
	Financial Conglomerates
439	Mizuho Financial Group, Inc.	1,967,923

	Food Retail
27,603	Aeon Co., Ltd.	445,639
3,952	FamilyMart Co., Ltd.	114,994
18,907	Ito-Yokado Co., Ltd.	623,996
3,603	Lawson, Inc.	129,168
21,700	Seven - Eleven Japan Co., Ltd.	603,882
		1,917,679
	Food: Meat/Fish/Dairy
13,000	Meiji Dairies Corp.	71,503
13,000	Nippon Meat Packers, Inc.	148,431
7,000	Yakult Honsha Co., Ltd.	126,984
		346,918
	Food: Specialty/Candy
41,000	Ajinomoto Co., Inc.	432,476
900	House Foods Corp.	13,209
8,500	Kikkoman Corp.	76,434
16,000	Meiji Seika Kaisha Ltd.	80,699
5,150	Nissin Food Products Co., Ltd.	127,918
7,000	Yamazaki Baking Co., Ltd.	57,554
		788,290
	Gas Distributors
84,000	Osaka Gas Co., Ltd.	264,514
95,000	Tokyo Gas Co., Ltd.	345,525
		610,039
	Home Building
6,606	Daito Trust Construction Co., Ltd.	243,797
35,000	Daiwa House Industry Co., Ltd.	392,998
21,572	Sekisui Chemical Co., Ltd.	139,046
40,046	Sekisui House, Ltd.	402,317
		1,178,158
	Household/Personal Care
33,000	Kao Corp.	754,065
22,000	Shiseido Company, Ltd.	299,661
2,700	Uni-Charm Corp.	103,968
		1,157,694
	Industrial Conglomerates
188,000	Hitachi, Ltd.	1,143,084
58,000	Kawasaki Heavy Industries, Ltd.	114,749
		1,257,833
	Industrial Machinery
18,053	Amada Co., Ltd.	128,854
9,400	Daikin Industries, Ltd.	227,613
9,950	Fanuc Ltd.	704,093

63,530	Ishikawajima-Harima Heavy Industries Co., Ltd. *	96,588
189,550	Mitsubishi Heavy Industries, Ltd.	474,109
3,605	SMC Corporation	409,253
1,800	THK Co., Ltd.	39,782
		2,080,292
	Industrial Specialties
65,500	Asahi Glass Company, Ltd.	630,368
11,900	Nitto Denko Corp.	651,093
		1,281,461
	Information Technology Services
5,500	CSK Corp.	203,622
2,700	Itochu Techno-Science Corp.	89,039
40	Net One Systems Co., Ltd.	102,419
1,700	Nomura Research Institute, Ltd.	164,875
97	NTT Data Corp.	320,767
15,100	Softbank Corp.	614,525
3,200	TIS Inc.	93,425
		1,588,672
	Internet Software/Services
248	Yahoo Japan Corp.	533,509

	Investment Banks/Brokers
190,000	Daiwa Securities Group Inc.	1,114,772
68,000	Nikko Cordial Corp.	289,253
114,650	Nomura Holdings, Inc.	1,357,426
		2,761,451
	Major Banks
76,000	Bank of Yokohama, Ltd. (The)	428,680
45,000	Chiba Bank, Ltd. (The)	288,384
44,000	Joyo Bank, Ltd. (The)	212,677
228	Mitsubishi Tokyo Financial Group, Inc.	1,913,484
51,123	Mitsui Trust Holdings, Inc.	514,184
284,000	Resona Holdings, Inc. *	497,625
34,000	Shinsei Bank, Ltd.	182,577
36,000	Shizuoka Bank, Ltd. (The)	302,807
183	Sumitomo Mitsui Financial Group, Inc.	1,205,694
77,081	Sumitomo Trust & Banking Co., Ltd. (The)	474,903
228	UFJ Holdings, Inc. *	1,169,466
		7,190,481
	Major Telecommunications
385	Nippon Telegraph & Telephone Corp.	1,690,755

	Marine Shipping
3,000	Kamigumi Co., Ltd.	22,859
5,000	Kawasaki Kisen Kaisha, Ltd.	30,666
8,000	Mitsui O.S.K. Lines, Ltd.	51,264
68,015	Nippon Yusen Kabushiki Kaisha	390,897
		495,686
	Medical Specialties
8,400	Olympus Corp.	168,408
11,950	Terumo Corp.	334,662
		503,070
	Metal Fabrications
22,000	Minebea Co., Ltd.	91,927
111,000	Mitsubishi Materials Corp.	275,318
66,604	Mitsui Mining & Smelting Co., Ltd.	319,742

41,553	NSK Ltd.	219,082
27,551	NTN Corp.	155,059
		1,061,128
	Miscellaneous Commercial Services
700	OBIC Co., Ltd.	120,310
9,485	Secom Co., Ltd.	420,849
2,500	USS Co., Ltd.	166,751
		707,910
	Miscellaneous Manufacturing
23,527	Ebara Corp.	94,540
4,800	Kurita Water Industries Ltd.	75,730
6,500	Takuma Co., Ltd.	45,665
		215,935
	Motor Vehicles
53,509	Honda Motor Co., Ltd.	2,757,457
158,505	Nissan Motor Co., Ltd.	1,645,761
162,255	Toyota Motor Corp.	6,148,366
2,000	Yamaha Motor Co., Ltd.	37,065
		10,588,649
	Movies/Entertainment
1,200	Namco Ltd.	17,293
3,600	Oriental Land Co., Ltd.	209,631
5,550	TOHO Co., Ltd.	83,072
		309,996
	Office Equipment/Supplies
4,500	Kokuyo Co., Ltd.	60,012

	Oil & Gas Production
9,000	Teikoku Oil Co., Ltd.	67,515

	Oil Refining/Marketing
92,000	Nippon Oil Corp.	625,294
11,500	Showa Shell Sekiyu K.K.	123,949
8,000	TonenGeneral Sekiyu K.K.	84,807
		834,050
	Other Consumer Services
3,554	Benesse Corp.	117,702

	Other Metals/Minerals
34,095	Dowa Mining Co., Ltd.	231,670
19,500	Nippon Mining Holdings, Inc.	114,949
62,500	Sumitomo Metal Mining Co., Ltd.	431,681
		778,300
	Other Transportation
6,000	Mitsubishi Logistics Corp.	61,538

	Packaged Software
2,850	Oracle Corp.	125,351
6,700	Trend Micro Inc. *	239,995
		365,346
	Personnel Services
2,100	Meitec Corp.	63,619

	Pharmaceuticals: Major
23,405	Sankyo Co., Ltd.	460,165
53,100	Takeda Pharmaceutical Co., Ltd.	2,714,804
		3,174,969
	Pharmaceuticals: Other
28,600	Astellas Pharma Inc.	928,734
13,806	Chugai Pharmaceutical Co., Ltd.	233,607
15,503	Daiichi Pharmaceutical Co., Ltd.	353,436
16,203	Eisai Co., Ltd.	549,502
32	Kyowa Hakko Kogyo Co., Ltd	211
20,181	Shionogi & Co., Ltd.	248,946
9,959	Taisho Pharmaceutical Co., Ltd.	195,267
		2,509,703
	Property - Casualty Insurers
106	Millea Holdings, Inc.	1,386,036
142,000	Mitsui Sumitomo Insurance Co., Ltd.	1,254,202
52,000	Sompo Japan Insurance Inc.	490,854
		3,131,092
	Pulp & Paper
61	Nippon Paper Group, Inc.	217,459

66,000	Oji Paper Co., Ltd.	330,961
		548,420
	Railroads
84	Central Japan Railway Co.	605,397
211	East Japan Railway Co.	1,032,262
25,500	Keihin Electric Express Railway Co., Ltd.	150,218
15,000	Keio Corp.	78,485
97,550	Kintetsu Corp.	300,512
53,500	Tobu Railway Co., Ltd.	198,391
60,000	Tokyu Corp.	257,138
28	West Japan Railway Co.	93,553
		2,715,956
	Real Estate Development
95,000	Mitsubishi Estate Co., Ltd.	1,050,940
79,500	Mitsui Fudosan Co., Ltd.	900,828
31,500	Sumitomo Realty & Development Co., Ltd.	345,274
		2,297,042
	Real Estate Investment Trusts
23	Japan Real Estate Investment Corp.	196,644
22	Nippon Building Fund Inc.	190,129
		386,773
	Recreational Products
6,600	Konami Corp.	143,991
6,508	Nintendo Co., Ltd.	682,711
6,050	Shimano Inc.	191,540
7,300	Yamaha Corp.	117,443
		1,135,685
	Regional Banks
21,000	77 Bank, Ltd. (The)	123,593
34,000	Bank of Fukuoka, Ltd. (The)	195,295
61,000	Hokuhoku Financial Group, Inc.	174,061
		492,949
	Restaurants
8,207	Skylark Co., Ltd.	118,458

	Semiconductors
2,000	NEC Electronics Corp.	69,603
6,205	Rohm Co., Ltd.	562,629
		632,232
	Specialty Stores
4,300	Shimachu Co., Ltd.	105,886
9,000	UNY Co., Ltd.	95,159
		201,045
	Steel
30,800	JFE Holdings, Inc.	796,782
159,000	Kobe Steel, Ltd.	326,322
410,108	Nippon Steel Corp.	1,030,319
242,000	Sumitomo Metal Industries, Ltd.	436,067
		2,589,490
	Telecommunication Equipment
4,000	Uniden Corp.	64,962

	Textiles
5,571	Nisshinbo Industries, Inc.	45,397
51,608	Teijin Ltd.	235,414
72,000	Toray Industries, Inc.	336,728
		617,539
	Tobacco
47	Japan Tobacco Inc.	668,739

	Trucks/Construction/Farm Machinery
60,500	Komatsu Ltd.	570,582
82,000	Kubota Corp.	476,773
		1,047,355
	Wholesale Distributors
73,051	Itochu Corp.	379,838
72,550	Marubeni Corporation	268,024
63,800	Mitsubishi Corp.	910,920
30,000	Mitsui & Co., Ltd.	289,116
48,000	Sumitomo Corporation	404,486
		2,252,384
	Wireless Telecommunications
511	NTT DoCoMo, Inc.	790,425
	Total Japan	103,189,752

	Luxembourg ‡ (0.1%)
	Steel
24,790	Arcelor	532,199

	Malaysia ‡ (0.8%)
	Agricultural Commodities/Milling
60,000	IOI Corporation Berhad	175,843
31,400	Kuala Lumpur Kepong Berhad	59,854
		235,697
	Building Products
6,600	O.Y.L. Industries Berhad	62,868

	Cable/Satellite Tv
87,700	Astro All Asia Networks PLC *	134,418

	Casino/Gaming
63,300	Berjaya Sports Toto Berhad	76,534
30,400	Genting Berhad	162,066
53,400	Magnum Corporation Berhad	30,288
22,100	Tanjong PLC	82,424
		351,312
	Electric Utilities
51,000	Malakoff Berhad	106,074
74,000	Tenaga Nasional Berhad	218,754
74,666	YTL Corp. Berhad	111,513
		436,341
	Engineering & Construction
36,000	Gamuda Berhad	44,699

	Financial Conglomerates
119,000	AMMB Holdings Berhad	88,488

	Food: Major Diversified
9,000	Nestle (Malaysia) Berhad	59,228

	Hotels/Resorts/Cruiselines
39,800	Resorts World Berhad	113,448

	Major Banks
144,100	Malayan Banking Berhad	437,664

	Major Telecommunications
72,000	Telekom Malaysia Berhad	208,975

	Marine Shipping
46,100	Malaysia International Shipping Corp. Berhad	227,069

	Motor Vehicles
22,000	Proton Holdings Berhad	53,862

	Oil & Gas Pipelines
12,000	Petronas Gas Berhad	26,697

	Other Transportation
139,000	PLUS Expressways Berhad	123,062

	Real Estate Development
64,500	SP Setia Berhad	73,967

	Regional Banks
114,000	Commerce Asset-Holding Berhad	168,594
60,600	Hong Leong Bank Berhad	89,638
84,000	Public Bank Berhad	165,633
112,000	RHB Capital Berhad	70,133
		493,998
	Tobacco
13,400	British American Tobacco Berhad	142,929

	Wholesale Distributors
116,700	Sime Darby Berhad	191,144

	Wireless Telecommunications
61,000	Maxis Communications Berhad	162,701

	Total Malaysia	3,668,567

	Netherlands ‡ (4.3%)
	Aerospace & Defense
11,694	European Aeronautic Defense and Space Co. *	392,046

	Air Freight/Couriers
28,552	TNT NV	725,856

	Beverages: Alcoholic
28,134	Heineken NV	894,323

	Chemicals: Specialty
3,692	DSM NV	280,455

	Electronic Equipment/Instruments
4,702	Oce NV	68,930

	Electronic Production Equipment
21,945	ASML Holding NV *	383,437

	Financial Conglomerates
84,755	ING Groep NV (Share Certificates)	2,560,198

	Food: Major Diversified
27,379	Unilever NV (Share Certificates)	1,833,028

	Industrial Conglomerates
37,526	Koninklijke (Royal) Philips Electronics NV	1,015,851

	Industrial Specialties
13,211	Akzo Nobel NV	542,778

	Integrated Oil
168,195	Royal Dutch Shell PLC (A Shares)	5,171,828

	Investment Banks/Brokers
5,278	Euronext NV	207,000

	Life/Health Insurance
71,287	Aegon NV	1,018,691

	Major Banks
80,804	ABN AMRO Holding NV	2,016,431

	Major Telecommunications
59,408	Koninklijke (Royal) KPN NV	516,215

	Personnel Services
9,552	Vedior NV (Share Certificates)	143,330

	Publishing: Books/Magazines
17,395	Reed Elsevier NV	236,518
6,552	VNU NV	187,742
9,172	Wolters Kluwer NV (Share Certificates)	178,013
		602,273
	Real Estate Development
2,978	Rodamco Europe NV	252,186

	Real Estate Investment Trusts
3,628	Corio NV	202,438
1,478	Wereldhave NV	157,361
		359,799
	Semiconductors
12,177	STMicroelectronics NV	208,678

	Total Netherlands	19,193,333

	New Zealand ‡ (0.0%)
	Forest Products
47,022	Carter Holt Harvey Ltd.	78,509

	Major Telecommunications
23,290	Telecom Corporation of New Zealand Ltd.	99,774

	Total New Zealand	178,283

	Norway ‡ (0.5%)
	Chemicals: Agricultural
13,167	Yara International ASA	226,004

	Financial Conglomerates
14,953	DNB NOR ASA	155,826

	Food: Specialty/Candy
11,900	Orkla ASA	465,268

	Industrial Conglomerates
6,367	Norsk Hydro ASA	602,709

	Integrated Oil
26,000	Statoil ASA	561,077

	Major Telecommunications
8,200	Telenor ASA	70,630

	Miscellaneous Manufacturing
6,715	Tomra Systems ASA	36,118

	Pulp & Paper
6,700	Norske Skogindustrier ASA	117,547

	Telecommunication Equipment
7,100	Tandberg ASA	80,368
3,600	Tandberg Television ASA *	45,463
		125,831

	Total Norway	2,361,010

	Portugal ‡ (0.2%)
	Cable/Satellite TV
2,488	PT Multimedia - Servicos de Telecomunicacoes e Multimedia,
	SGPS, S.A.	25,129

	Electric Utilities
34,241	Energias de Portugal, S.A.	91,366

	Major Telecommunications
29,820	Portugal Telecom, SGPS, S.A. (Registered Shares)	284,574

	Other Transportation
18,426	Brisa-Auto Estradas de Portugal, S.A. (Private Shares)	141,788

	Regional Banks
102,901	Banco Comercial Portugues, S.A.	262,907

	Total Portugal	805,764

	Russia (0.9%)
	Electric Utilities
6,870	RAO Unified Energy System (Registered Shares) (GDR) *	216,062

	Integrated Oil
47,400	Lukoil (Sponsored ADR)	1,961,175

	Oil & Gas Production
5,300	Tatneft (Sponsored ADR)	213,590
11,600	Surgutneftegaz (Sponsored ADR)	472,700
		686,290
	Other Metals/Minerals
6,300	JSC MMC Norilsk Nickel (ADR)	434,070

	Wireless Telecommunications
12,700	AO VimpelCom (Sponsored ADR) *	487,426
10,700	Mobile Telesystems (Sponsored ADR)	379,422
		866,848

	Total Russia	4,164,445

	Singapore ‡ (1.6%)
	Aerospace & Defense
113,334	Singapore Technologies Engineering Ltd.	178,938

	Air Freight/Couriers
141,000	Singapore Post Ltd.	84,255

	Airlines
46,000	Singapore Airlines Ltd.	328,516

	Computer Peripherals
4,843	Creative Technology, Ltd.	35,994

	Electronic Components
23,696	Venture Corp., Ltd.	227,279

	Electronic Production Equipment
109,000	STATS ChipPAC Ltd. *	74,919

	Financial Conglomerates
46,000	Keppel Corp., Ltd.	346,699

	Hospital/Nursing Management
55,000	Parkway Holdings Ltd.	69,236

	Hotels/Resorts/Cruiselines
5,962	Overseas Union Enterprise Ltd.	33,991

	Industrial Conglomerates
15,000	Fraser & Neave Ltd.	147,301

	Investment Banks/Brokers
69,479	Singapore Exchange Ltd.	90,918

	Major Banks
90,393	DBS Group Holdings Ltd.	873,478
106,039	Oversea - Chinese Banking Corp., Ltd.	821,436
		1,694,914
	Major Telecommunications
559,632	Singapore Telecommunications Ltd.	930,364

	Marine Shipping
42,000	Neptune Orient Lines Ltd.	90,624

	Other Transportation
148,068	ComfortDelGro Corp. Ltd.	139,298

	Publishing: Newspapers
132,328	Singapore Press Holdings Ltd.	363,980

	Real Estate Development
90,000	Capitaland Ltd.	152,828
53,455	City Developments Ltd.	277,129
33,000	Keppel Land Ltd.	63,770
13,000	Singapore Land Ltd.	45,196
45,674	United Overseas Land, Ltd.	64,402
		603,325
	Real Estate Investment Trusts
83,000	Ascendas Real Estate Investment Trust	117,574
65,700	CapitaMall Trust	102,056
		219,630
	Regional Banks
97,489	United Overseas Bank Ltd.	883,673

	Semiconductors
98,000	Chartered Semiconductor Manufacturing Ltd.	75,403

	Specialty Stores
10,000	Jardine Cycle & Carriage Ltd.	80,385

	Trucks/Construction/Farm Machinery
73,512	Sembcorp Industries. LTD	121,243
48,000	SembCorp Marine Ltd.	76,995
		198,238

	Total Singapore	6,897,880

	Spain ‡ (2.9%)
	Apparel/Footwear Retail
6,981	Industria de Diseno Textil, S.A.	186,535

	Banking
29,305	Banco Popular Espanol S.A.	349,565

	Cable/Satellite Tv
1,829	Antena 3 Television S.A.	36,039

	Electric Utilities
24,774	Endesa, S.A.	553,399
20,312	Iberdrola S.A.	517,023
5,241	Union Fenosa, S.A.	153,570
		1,223,992
	Engineering & Construction
1,044	Acciona S.A.	107,029
9,117	ACS, Actividades de Construccion y Servicios, S.A.	263,109
7,130	Cintra Concesiones de Infraestructuras de Transporte S.A.	85,686
1,148	Fomento de Construcciones y Contratas S.A.	64,546
2,329	Grupo Ferrovial, S.A.	168,565
		688,935
	Gas Distributors
44,584	Gas Natural SDG, S.A.	1,324,632

	Information Technology Services
2,223	Indra Sistemas, S.A.	44,149

	Integrated Oil
31,955	Repsol YPF, S.A.	892,828

	Major Banks
105,578	Banco Bilbao Vizcaya Argentaria, S.A.	1,775,929
147,874	Banco Santander Central Hispano S.A.	1,827,925
		3,603,854
	Major Telecommunications
185,530	Telefonica S.A.	3,116,936

	Other Transportation
13,967	Abertis Infraestructuras S.A.	357,906

	Real Estate Development
2,582	Sacyr Vallehermoso S.A.	59,731

	Steel
8,958	Acerinox S.A.	127,198

	Tobacco
10,812	Altadis, S.A.	456,028

	Water Utilities
5,779	Sociedad General de Aguas de Barcelona, S.A.	128,993

	Total Spain	12,597,321

	Sweden ‡ (2.4%)
	Advertising/Marketing Services
4,900	Eniro AB	54,925

	Apparel/Footwear Retail
14,600	Hennes & Mauritz AB (B Shares)	519,785

	Broadcasting
1,500	Modern Times Group MTG AB (B Shares) *	45,074

	Electronics/Appliances
9,400	Electrolux AB (Series B)	210,842

	Engineering & Construction
17,580	Skanska AB (B Shares)	227,170

	Household/Personal Care
12,086	Svenska Cellulosa AB (B Shares)	408,816

	Industrial Machinery
950	Alfa Laval AB	15,623
15,100	Assa Abloy AB (B Shares)	205,637
16,560	Atlas Copco - AB-(A Shares)	280,794
11,007	Atlas Copco - AB-(B Shares)	169,005
9,309	Sandvik AB	371,364
		1,042,423
	Information Technology Services
15,675	WM-data AB (B Shares)	45,235

	Life/Health Insurance
19,662	Skandia Forsakrings AB	111,373

	Major Banks
25,500	Skandinaviska Enskilda Banken AB (A Shares)	452,389
41,500	Svenska Handelsbanken AB (A Shares)	893,944
		1,346,333
	Major Telecommunications
7,455	Tele2 AB (B Shares)	80,612
63,548	TeliaSonera AB	313,808
		394,420
	Medical Specialties
7,600	Getinge AB (B Shares)	101,139

	Metal Fabrications
12,508	SKF AB (B Shares)	147,358

	Miscellaneous Commercial Services
43,200	Securitas AB (B Shares)	729,755

	Pulp & Paper
5,550	Holmen AB (B Shares)	154,493

	Regional Banks
148,484	Nordea Bank AB	1,421,844

	Steel
1,600	SSAB Svenskt Stal AB (Series A)	40,528

	Telecommunication Equipment
695,052	Telefonaktiebolaget LM Ericsson (B Shares)	2,389,320

	Tobacco
25,600	Swedish Match AB	319,951

	Trucks/Construction/Farm Machinery
4,600	Scania AB (B Shares)	166,724
4,757	Volvo AB (A Shares)	192,915
9,930	Volvo AB (B Shares)	415,448
		775,087

	Total Sweden	10,485,871

	Switzerland ‡ (6.0%)
	Biotechnology
490	Serono SA (B Shares)	329,003

	Building Products
185	Geberit AG (Registered Shares)	124,251
391	Schindler Holding AG	157,463
		281,714
	Chemicals: Agricultural
6,507	Syngenta AG *	677,580

	Chemicals: Specialty
3,518	Ciba Specialty Chemicals AG (Registered Shares)	209,933
11,799	Clariant AG (Registered Shares) *	163,419
1,910	Lonza Group AG (Registered Shares)	105,292
		478,644
	Computer Peripherals
3,852	Logitech International SA (Registered Shares) *	149,722

	Construction Materials
8,985	Holcim Ltd. (Registered Shares)	554,295

	Electronic Equipment/Instruments
1,779	Kudelski S.A. - Bearer	71,470

	Financial Conglomerates
49,540	UBS AG (Registered Shares)	4,061,850

	Food: Major Diversified
19,725	Nestle S.A. (Registered Shares)	5,403,732

	Household/Personal Care
399	Givaudan S.A. (Registered Shares)	239,024

	Industrial Conglomerates
78,670	ABB Ltd. *	533,984

	Major Banks
35,965	Credit Suisse Group (Registered Shares)	1,501,781

	Major Telecommunications
847	Swisscom AG (Registered Shares)	279,329

	Medical Specialties
1,220	Nobel Biocare Holding AG	256,850
550	Straumann AG (Registred Shares)	117,856
2,590	Synthes, Inc.	280,601
		655,307
	Miscellaneous Commercial Services
281	SGS SA	210,506

	Multi-Line Insurance
2,415	Zurich Financial Services AG (Registered Shares) *	427,900

	Other Consumer Specialties
1,099	Swatch Group AG (B Shares)	157,254
2,258	Swatch Group AG (Registered Shares)	66,536
17,123	Compagnie Financiere Richemont AG (Series A) (Units) †	601,805
		825,595
	Personnel Services
3,741	Adecco S.A. (Registered Shares)	186,594

	Pharmaceuticals: Major
103,068	Novartis AG (Registered Shares)	5,004,953
31,380	Roche Holding AG	4,258,861
		9,263,814
	Property - Casualty Insurers
3,341	Swiss Re (Registered Shares)	212,124

	Specialty Stores
82	Valora Holding AG *	17,146

	Total Switzerland	26,361,114

	United Kingdom ‡ (19.7%)
	Advertising/Marketing Services
34,438	Aegis Group PLC	59,894
29,899	WPP Group PLC	316,212
19,898	Yell Group PLC	157,510
		533,616
	Aerospace & Defense
136,953	BAE Systems PLC	739,153
46,520	Cobham PLC	117,340
21,756	Meggitt PLC	118,401
78,966	Rolls-Royce Group PLC *	463,120
		1,438,014
	Air Freight/Couriers
18,848	Exel PLC	311,025

	Airlines
28,648	British Airways PLC *	139,483

	Auto Parts: O.E.M.
20,979	GKN PLC.	97,516

	Beverages: Alcoholic
156,572	Diageo PLC	2,158,162

	Broadcasting
117,170	ITV PLC	247,110

	Cable/Satellite Tv
33,939	British Sky Broadcasting Group PLC	318,138

	Casino/Gaming
104,252	Hilton Group PLC	530,070
26,709	William Hill PLC	270,119
		800,189
	Catalog/Specialty Distribution
28,412	GUS PLC	450,971

	Chemicals: Major Diversified
62,649	Imperial Chemical Industries PLC	291,540
14,300	Johnson Matthey PLC	276,011
		567,551
	Chemicals: Specialty
27,125	BOC Group PLC	514,573

	Commercial Printing/Forms
34,628	De La Rue PLC	238,759

	Construction Materials
23,615	BPB PLC	295,525
38,988	Hanson PLC	391,046
		686,571
	Containers/Packaging
26,181	Rexam PLC	224,720

	Department Stores
49,721	Marks & Spencer Group PLC	312,215
7,814	Next PLC	215,739
		527,954
	Drugstore Chains
29,318	Boots Group PLC	311,385

	Electric Utilities
144,455	National Grid PLC	1,327,097
40,470	Scottish & Southern Energy PLC	694,812
85,910	Scottish Power PLC	759,455
		2,781,364
	Electronic Equipment/Instruments
59,525	Invensys PLC *	14,059

	Electronics/Appliance Stores
58,907	Dixons Group PLC	164,061
7,934	Kesa Electricals PLC	35,248
		199,309
	Engineering & Construction
10,546	AMEC PLC	63,712
22,775	Balfour Beatty PLC	139,386
		203,098
	Financial Conglomerates
196,847	Lloyds TSB Group PLC	1,664,321

	Financial Publishing/Services
45,269	Reuters Group PLC	306,896

	Food Retail
52,063	Sainsbury (J) PLC	255,221
279,835	Tesco PLC	1,597,988
		1,853,209
	Food: Major Diversified
142,757	Unilever PLC	1,378,212

	Food: Specialty/Candy
97,577	Cadbury Schweppes PLC	937,856
34,249	Tate & Lyle PLC	278,478
		1,216,334
	Gas Distributors
99,775	Centrica PLC	410,284

	Home Building
7,671	Barratt Developments PLC	96,940
3,439	Bellway PLC	51,948
3,603	Berkeley Group Holdings PLC (The) (Units) †	56,531
8,634	Persimmon PLC	121,192
18,763	Taylor Woodrow PLC	111,693
12,544	Wimpey (George) PLC	93,751
		532,055
	Home Improvement Chains
35,611	Kingfisher PLC	160,726

	Hotels/Resorts/Cruiselines
11,201	Carnival PLC	601,751
30,480	InterContinental Hotels Group PLC	387,049
		988,800
	Household/Personal Care
45,441	Reckitt Benckiser PLC	1,362,612

	Industrial Conglomerates
23,208	Smiths Group PLC	390,045
40,460	Tomkins PLC	194,057
		584,102
	Industrial Machinery
8,278	FKI PLC	15,209

	Industrial Specialties
10,496	Filtrona PLC *	42,478
76,673	Pilkington PLC	165,392
		207,870
	Information Technology Services
38,188	LogicaCMG PLC	125,687
25,500	Misys PLC	104,977
		230,664
	Integrated Oil
135,743	BG Group PLC	1,120,507
786,899	BP PLC	8,665,261
129,554	Royal Dutch Shell PLC (B Shares)	4,112,557
		13,898,325
	Life/Health Insurance
76,747	Friends Provident PLC	245,346
65,060	Prudential PLC	611,592
		856,938
	Major Banks
258,786	Barclays PLC	2,527,185
129,529	HBOS PLC	1,967,935
444,571	HSBC Holdings PLC	7,204,826
111,285	Royal Bank of Scotland Group PLC	3,306,820
		15,006,766
	Major Telecommunications
269,141	BT Group PLC	1,080,693
60,818	Cable & Wireless PLC	169,810
		1,250,503
	Marine Shipping
14,210	Associated British Ports Holdings PLC	116,465
42,565	Peninsular & Oriental Steam Navigation Co. (The)	235,053
		351,518
	Medical Specialties
29,127	Smith & Nephew PLC	276,254

	Miscellaneous Commercial Services
24,128	BBA Group PLC	129,014
59,075	Brambles Industries PLC	324,345
5,488	Davis Service Group PLC (The)	42,728
29,284	Group 4 Securicor PLC	80,974
172,677	Rentokil Initial PLC	471,552
47,406	Serco Group PLC	202,781
		1,251,394
	Miscellaneous Manufacturing
18,159	IMI PLC	141,738

	Motor Vehicles
2,453	TI Automotive Ltd. *	0

	Movies/Entertainment
25,828	EMI Group PLC	109,420
39,247	Rank Group PLC	180,212
		289,632
	Multi-Line Insurance
100,260	Aviva PLC	1,149,628
240,187	Legal & General Group PLC	482,218
104,161	Royal & Sun Alliance Insurance Group PLC	165,680
		1,797,526
	Other Metals/Minerals
68,428	Anglo American PLC	1,736,021
118,837	BHP Billiton PLC	1,698,711
51,516	Rio Tinto PLC	1,711,750
		5,146,482
	Other Transportation
7,128	Arriva PLC	70,520
51,403	BAA PLC	544,287
18,131	FirstGroup PLC	101,472
27,544	Stagecoach Group PLC	54,950
		771,229
	Packaged Software
56,468	Sage Group PLC (The)	229,180

	Personnel Services
66,160	Capita Group PLC	420,012
162,003	Hays PLC	363,530
		783,542
	Pharmaceuticals: Major
67,017	AstraZeneca PLC	3,032,139
233,166	GlaxoSmithKline PLC	5,486,633
		8,518,772
	Publishing: Books/Magazines
8,195	EMAP PLC	120,783
24,422	Pearson PLC	291,511
38,544	Reed Elsevier PLC	355,588
		767,882
	Publishing: Newspapers
9,804	Daily Mail and General Trust	113,773
8,883	United Business Media PLC	85,243
		199,016
	Pulp & Paper
16,327	Bunzl PLC	149,679

	Railroads
6,822	National Express Group PLC	104,684

	Real Estate Development
35,802	British Land Company PLC	527,370
19,632	Hammerson PLC	294,984
31,334	Land Securities Group PLC	765,413
17,310	Liberty International PLC	292,901
27,745	Slough Estates PLC	260,152
		2,140,820
	Restaurants
135,105	Compass Group PLC	583,529
23,019	Enterprise Inns PLC	330,143
34,408	Mitchells & Butlers PLC	214,682
16,469	Punch Taverns PLC	216,151
16,800	Whitbread PLC	291,275
		1,635,780
	Semiconductors
45,515	ARM Holdings PLC	94,932

	Specialty Stores
9,191	MFI Furniture Group PLC	18,685
47,369	Signet Group PLC	97,182
		115,867
	Steel
201,843	Corus Group PLC	165,842

	Tobacco
46,217	British American Tobacco PLC	922,147
19,647	Imperial Tobacco Group PLC	504,147
		1,426,294
	Water Utilities
23,985	Kelda Group PLC	298,819

20,989	Severn Trent PLC	360,166
		658,985
	Wholesale Distributors
24,166	Electrocomponents PLC	106,562
24,624	Wolseley PLC	511,799
		618,361
	Wireless Telecommunications
1,792,156	Vodafone Group PLC	4,605,654

	Total United Kingdom	86,928,456

	Total Common Stocks
	(Cost $334,854,485)	403,493,229

	Preferred Stocks (0.9%)

	Brazil (0.7%)
	Aerospace & Defense
11,422	Empresa Brasileira de Aeronautica S.A.	92,576

	Beverages: Alcoholic
561,692	Companhia de Bebidas das Americas	175,352

	Containers/Packaging
20,500	Klabin SA	34,454

	Electric Utilities
3,772,027	Centrais Electricas Brasileiras S.A. (Class B)	48,719
3,324,000	Companhia Energetica de Minas Gerais	108,575
		157,294
	Food: Meat/Fish/Dairy
16,500	Sadia S.A.	32,931

	Food Retail
500	Companhia Brasileira de Distribuicao Group Pao de Acucar
	(Sponsored ADR)	10,940

	Integrated Oil
18,501	Petroleo Brasileiro S.A.	847,315

	Major Telecommunications
7,939,010	Brasil Telecom Participacoes S.A.	55,206

	Other Metals/Minerals
18,777	Companhia Vale do Rio Doce (Class A)	528,202

	Pulp & Paper
14,988	Aracruz Celulose S.A. (B Shares)	56,110
2,768	Votorantim Celulose e Papel S.A.	33,262
		89,372
	Regional Banks
6,000	Banco Bradesco S.A.	209,748
1,433	Banco Itau Holding Financeira SA	270,343
2,650	Unibanco - Uniao de Bancos Brasileiros S.A.(GDR) (Units) †	97,493
		577,584
	Specialty Telecommunications
4,139,422	Embratel Participacoes S.A.*	8,070
9,556	Tele Norte Leste Participacoes S.A.	150,166
		158,236
	Steel
55,500	Caemi Mineracao e Metalurgia S.A.	59,931
485,504	Companhia Siderurgica de Tubarao	28,253
7,500	Gerdau S.A.	77,994
3,500	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	62,647
		228,825
	Wireless Telecommunications
2,712	Tele Centro Oeste	26,721
5,711	Telesp Celular Participacoes S.A.*	25,005
		51,726

	Total Brazil	3,040,013

	Germany ‡ (0.1%)
	Broadcasting
1,963	ProSiebenSat.1 Media AG	35,853

	Household/Personal Care
1,974	Henkel KGaA - Vorzug	185,339

	Motor Vehicles
150	Porsche AG	118,628
2,455	Volkswagen AG	101,254
		219,882

	Total Germany	441,074

	Russia (0.1%)
	Oil & Gas Production
5,600	Surgutneftegaz (Sponsored ADR)	364,700

	Total Preferred Stocks
	(Cost $2,630,241)	3,845,787

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (5.6%)
	Repurchase Agreement
$24,815	Joint repurchase agreement account 3.30% due 08/01/05 (dated 07/29/05; proceeds $24,821,824) (a) (Cost $24,815,000)		24,815,000

	Total Investments
	(Cost $362,299,726)	97.9%	432,154,016
	Other Assets in Excess of Liabilities	2.1	9,393,975
	Net Assets	100.0%	$441,547,991

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Comprised of securities in separate entities that are traded as a single stapled security.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
‡

Securities with total market value equal to $399,657,855 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Securities have been designated as collateral in an amount equal to $131,994,305 in connection with open forward foreign currency contracts and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $84,406,290 and the aggregate gross unrealized depreciation is $14,552,000, resulting in net unrealized appreciation of $69,854,290.

Morgan Stanley International Fund

Summary of Investments July 31, 2005 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$57,385,095	13.0%
Integrated Oil	31,937,153	7.2
Pharmaceuticals: Major	25,717,546	5.8
Repurchase Agreement	24,815,000	5.6
Major Telecommunications	15,056,482	3.4
Financial Conglomerates	14,531,292	3.3
Electric Utilities	14,130,545	3.2
Motor Vehicles	12,719,273	2.9
Real Estate Development	11,194,185	2.5
Other Metals/Minerals	11,015,533	2.5
Industrial Conglomerates	10,793,566	2.5
Electronic Equipment/Instruments	9,592,247	2.2
Food: Major Diversified	9,436,007	2.1
Telecommunication Equipment	7,003,986	1.6
Multi-Line Insurance	6,726,487	1.5
Wireless Telecommunications	6,477,354	1.5
Chemicals: Specialty	5,923,612	1.3
Food Retail	5,677,965	1.3
Regional Banks	5,453,578	1.2
Chemicals: Major Diversified	4,804,018	1.1
Construction Materials	4,723,987	1.1
Beverages: Alcoholic	4,461,687	1.0
Investment Banks/Brokers	4,360,028	1.0
Steel	4,292,950	1.0
Gas Distributors	4,166,487	1.0
Engineering & Construction	3,876,015	0.9
Oil & Gas Production	3,857,458	0.9
Electronics/Appliances	3,674,703	0.8
Property - Casualty Insurers	3,572,370	0.8
Wholesale Distributors	3,569,711	0.8
Household/Personal Care	3,549,633	0.8
Industrial Machinery	3,371,176	0.8
Railroads	3,137,740	0.7
Pharmaceuticals: Other	3,096,831	0.7
Miscellaneous Commercial Services	3,063,100	0.7
Tobacco	3,049,109	0.7
Electronic Components	2,770,287	0.6
Life/Health Insurance	2,588,465	0.6
Aerospace & Defense	2,582,861	0.6
Food: Specialty/Candy	2,469,892	0.6
Other Transportation	2,452,866	0.6
Electrical Products	2,386,729	0.5
Information Technology Services	2,324,727	0.5
Air Freight/Couriers	2,200,182	0.5
Industrial Specialties	2,177,005	0.5

Finance/Rental/Leasing	2,174,861	0.5
Department Stores	2,132,545	0.5
Packaged Software	2,116,203	0.5
Trucks/Construction/Farm Machinery	2,085,851	0.5
Pulp & Paper	2,043,578	0.5
Apparel/Footwear Retail	2,040,248	0.5
Hotels/Resorts/Cruiselines	1,941,846	0.4
Building Products	1,938,334	0.4
Oil Refining/Marketing	1,914,302	0.4
Restaurants	1,863,585	0.4
Auto Parts: O.E.M.	1,824,286	0.4
Marine Shipping	1,751,658	0.4
Home Building	1,710,213	0.4
Publishing: Books/Magazines	1,684,852	0.4
Medical Specialties	1,656,602	0.4
Casino/Gaming	1,589,158	0.4
Apparel/Footwear	1,471,994	0.3
Electronic Production Equipment	1,401,605	0.3
Metal Fabrications	1,248,994	0.3
Automotive Aftermarket	1,231,625	0.3
Personnel Services	1,177,085	0.3
Semiconductors	1,146,882	0.3
Recreational Products	1,135,685	0.3
Other Consumer Specialties	1,020,726	0.2
Water Utilities	1,019,591	0.2
Chemicals: Agricultural	1,001,132	0.2
Real Estate Investment Trusts	971,717	0.2
Broadcasting	954,660	0.2
Airlines	950,938	0.2
Commercial Printing/Forms	941,088	0.2
Media Conglomerates	865,992	0.2
Advertising/Marketing Services	760,322	0.2
Containers/Packaging	702,153	0.2
Publishing: Newspapers	696,827	0.2
Textiles	617,539	0.1
Internet Software/Services	609,132	0.1
Movies/Entertainment	599,628	0.1
Computer Processing Hardware	589,154	0.1
Electronics/Appliance Stores	583,178	0.1
Specialty Stores	573,228	0.1
Biotechnology	571,534	0.1
Miscellaneous Manufacturing	561,208	0.1
Cable/Satellite Tv	513,724	0.1
Catalog/Specialty Distribution	450,971	0.1
Food: Meat/Fish/Dairy	379,849	0.1
Banking	349,565	0.1
Agricultural Commodities/Milling	340,785	0.1
Other Consumer Services	338,186	0.1
Drugstore Chains	311,385	0.1
Financial Publishing/Services	306,896	0.1
Medical/Nursing Services	292,406	0.1
Aluminum	277,643	0.1
Tools/Hardware	245,422	0.1

Precious Metals	224,345	0.1
Food Distributors	219,288	0.1
Office Equipment/Supplies	213,453	0.1
Computer Peripherals	185,716	0.0
Investment Trusts/Mutual Funds	179,522	0.0
Beverages: Non-Alcoholic	177,065	0.0
Specialty Telecommunications	169,022	0.0
Home Improvement Chains	160,726	0.0
Hospital/Nursing Management	157,107	0.0
Medical Distributors	133,099	0.0
Consumer Sundries	129,048	0.0
Trucking	94,286	0.0
Forest Products	78,509	0.0
Oil & Gas Pipelines	75,505	0.0
Oilfield Services/Equipment	57,862	0.0
Data Processing Services	53,969	0.0

	$432,154,016	97.9%

Morgan Stanley  International Fund

Portfolio of Investments July 31, 2005

FUTURES CONTRACTS OPEN AT JULY 31, 2005: (unaudited)

Number of Contracts	Long/ Short	Description, Delivery Month, and Year	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
112	Long	EURX DAX Index Future September/2005	$16,633,802	$790,493
21	Short	EURX S&P/MIB Index Future September/2005	(4,288,012)	(16,642)
22	Long	FTSE 100 Index Future September/2005	2,038,071	10,342
57	Long	HANG SENG Index Future August/2005	5,456,292	28,477
64	Long	MSCI SING Index ETS Future August/2005	2,130,000	3,082
59	Long	TOPIX Index Future September/2005	6,323,490	172,739
148	Long	MSCI Taiwan Index Future August/2005	3,865,760	(56,007)

Net unrealized appreciation				$932,484

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2005:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	125,000		$219,688	8/2/2005	$(25)
EUR	250,000		$303,125	8/2/2005	0
	$4,397,233	TWD	139,832,000	8/25/2005	(9,355)
	$6,617,427	EUR	5,444,650	9/15/2005	(2,614)
	$2,294,036	EUR	1,896,117	9/15/2005	9,594
	$13,262,119	EUR	10,916,133	9/15/2005	109
	$19,245,480	EUR	15,913,509	9/15/2005	88,161
	$11,570,532	EUR	9,516,414	9/15/2005	(8,850)
	$13,697,498	EUR	11,329,704	9/15/2005	67,185
EUR	770,175		$936,799	9/15/2005	1,098
EUR	45,085,543		$54,893,903	9/15/2005	118,575
EUR	6,200,664		$7,529,777	9/15/2005	(3,534)
	$7,655,010	EUR	6,316,275	9/15/2005	18,759
	$4,379,454	GBP	2,514,240	9/15/2005	33,993
GBP	733,810		$1,284,938	9/15/2005	(3,178)
GBP	650,000		$1,122,641	9/15/2005	(18,356)
	$5,020,364	JPY	543,680,300	9/15/2005	(160,869)
JPY	136,550,000		$1,260,943	9/15/2005	40,439
JPY	195,037,265		$1,751,430	9/15/2005	8,158
	$4,289,903	JPY	474,000,000	9/15/2005	(53,221)
	$2,144,797	SGD	3,544,320	9/15/2005	(10,128)

Net unrealized appreciation					$115,941

Currency Abbreviations:

GBP	British Pound.
EUR	Euro.
JPY	Japanese Yen.
TWD	New Taiwan Dollar.
SGD	Singapore Dollar.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2005